Intangible assets, Impairment test for cash generating units (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill allocation to CGU [Abstract]
Assets of CGU	R$ 2,383,842	R$ 2,348,016	R$ 2,288,257	R$ 2,355,376
Assets impairment charge	(34,432)
Goodwill balance	0	70,185	73,008	R$ 73,656
Cash-Generating Units [Member]
Goodwill allocation to CGU [Abstract]
Assets of CGU	511,697	396,868	214,700
Goodwill tested for impairment	469,196	513,986	528,828
Carrying amount of CGU tested for impairment	980,893	910,854	743,528
Value in use	1,217,801	1,097,362	1,017,478
Goodwill impairment charge	(2,753)	(44,790)	(14,842)
Assets impairment charge	(34,432)
Goodwill balance	R$ 466,443	R$ 469,196	R$ 513,986
Grupo Geo Vision [Member]
Goodwill allocation to CGU [Abstract]
Discount rate	15.20%	18.80%	18.75%
Perpetuity	7.00%	8.00%	8.00%
Assets of CGU	R$ 180,728	R$ 142,722	R$ 68,700
Goodwill tested for impairment	242,803	242,803	242,803
Carrying amount of CGU tested for impairment	423,531	385,525	311,503
Value in use	477,855	455,870	394,157
Goodwill impairment charge	(314)	0	0
Assets impairment charge	(90)
Goodwill balance	R$ 242,489	R$ 242,803	R$ 242,803
Grupo Geo Vision [Member] | Bottom of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Grupo Geo Vision [Member] | Top of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Resicontrol [Member]
Goodwill allocation to CGU [Abstract]
Discount rate	15.20%	17.60%	19.20%
Perpetuity	7.00%	8.00%	8.00%
Assets of CGU	R$ 53,992	R$ 92,945	R$ 84,492
Goodwill tested for impairment	87,639	87,639	91,693
Carrying amount of CGU tested for impairment	141,631	180,584	176,185
Value in use	267,109	196,631	172,131
Goodwill impairment charge	0	0	(4,054)
Assets impairment charge	0
Goodwill balance	R$ 87,639	R$ 87,639	R$ 87,639
Resicontrol [Member] | Bottom of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Resicontrol [Member] | Top of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Grupo Viva [Member]
Goodwill allocation to CGU [Abstract]
Discount rate	15.20%	18.95%	20.55%
Perpetuity	7.00%	8.00%	8.00%
Assets of CGU	R$ 235,557	R$ 135,473	R$ 34,690
Goodwill tested for impairment	136,315	136,315	136,315
Carrying amount of CGU tested for impairment	371,872	271,788	171,005
Value in use	484,793	416,694	377,143
Goodwill impairment charge	0	0	0
Assets impairment charge	0
Goodwill balance	R$ 136,315	R$ 136,315	R$ 136,315
Grupo Viva [Member] | Bottom of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Grupo Viva [Member] | Top of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CTR Itaborai [Member]
Goodwill allocation to CGU [Abstract]
Discount rate	15.20%	17.90%	18.20%
Perpetuity	7.00%	8.00%	8.00%
Assets of CGU	R$ 41,420	R$ 25,728	R$ 26,818
Goodwill tested for impairment	2,439	47,229	58,017
Carrying amount of CGU tested for impairment	43,859	72,957	84,835
Value in use	(11,956)	28,167	74,047
Goodwill impairment charge	(2,439)	(44,790)	(10,788)
Assets impairment charge	(34,342)
Goodwill balance	R$ 0	R$ 2,439	R$ 47,229
CTR Itaborai [Member] | Bottom of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
CTR Itaborai [Member] | Top of Range [Member]
Goodwill allocation to CGU [Abstract]
Projection period	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020